[Letterhead of Park Sterling Corporation]
March 31, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:	Park Sterling Corporation — Form 10-K for the Fiscal Year Ended December 31, 2010 Commission File No. 001-35032
Ladies and Gentlemen:
I transmit herewith for filing with the Securities and Exchange Commission the Annual Report on Form 10-K for the fiscal year ended December 31, 2010, with exhibits (the “Form 10-K”), of Park Sterling Corporation (the “Company”). The financial statements contained in the Form 10-K do not reflect any material changes from the preceding year in any accounting principles or practices of the Company, or in the method of applying any such principles or practices.
Please call the undersigned, collect, at (704) 323-4302, if you have any questions with respect to this filing.

Very truly yours,
/s/ David L. Gaines
David L. Gaines
Chief Financial Officer

Enclosures cc w/encl:	The Nasdaq Stock Market LLC